Contingencies	6 Months Ended
Jun. 30, 2015
Contingencies [Abstract]
Contingencies

Note 10. Contingencies

In December 2008, an employee, whose employment with the Company was subsequently terminated, filed a claim against the Company demanding that, based on an alleged undertaking the Company had made, the Company issue to him an option that would allow him to maintain an equity interest of 1.45% in the Company, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($146,000). In July 2009, the Company filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, the Company initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($117,000) on account of alleged wrongful termination by the Company. The claim was dismissed in November 2013 by the Israeli labor court, also awarding the Company legal expenses of NIS 55,000. The plaintiff appealed the decisions, and the appeal was dismissed on March 10, 2015.

On March 4, 2013, five current or former minority shareholders (two of whom were former directors) of the Company filed two lawsuits against the Company in an Israeli central district court. The lawsuits demand that the Company amend its capitalization table such that certain share issuances prior to the Stratasys-Objet merger to certain of Objet's shareholders named as defendants would be cancelled, with a consequent issuance of additional shares to the plaintiffs to account for the subsequent dilution to which they have been subject. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Company's board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director.

The lawsuits allege in particular that a series of investments in Objet during 2002 and 2007 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009. The Company filed its statements of defense in May 2013 denying the plaintiffs' claims. Also, the Company filed a motion to dismiss the lawsuits on grounds of statute of limitations, laches and lack of cause. On April 8, 2014, the court held a hearing on the motion and the parties submitted summation briefs. On June 10, 2015, the court rendered its decision, rejecting the motion for dismissal of the lawsuits on grounds of statute of limitations and laches. This ruling only addressed the preliminary motion to dismiss the lawsuits, without hearing the case to its merits. On July 9, 2015, the Company and the other defendants filed a motion for leave to appeal to the Israeli Supreme Court with respect to the court's decision on the preliminary motion. Despite its decision on the preliminary motion, the court dismissed the lawsuit of one of the former directors due to lack of cause. A pre-trial hearing is scheduled for October 22, 2015.

    On February 5, 2015, a lawsuit styled as a class action was commenced in the United States District Court for the District of Minnesota, naming the Company and certain of the Company's officers as defendants. Similar actions were filed on February 9 and 20, 2015, and on March 25, 2015 in the Southern District of New York, the Eastern District of New York, and the District of Minnesota, respectively. The lawsuits allege violations of the Securities Exchange Act of 1934 in connection with allegedly false and misleading statements concerning the Company's business and prospects. The plaintiffs seek damages and awards of reasonable costs and expenses, including attorneys' fees. On April 3 and 6, 2015, the courts in the Southern and Eastern Districts of New York, respectively, entered orders transferring their cases to the District of Minnesota.

       On April 15, 2015, the cases were consolidated for all purposes, and on April 24, 2015, the court entered an order appointing lead plaintiffs and approving their selection of lead counsel for the putative class. The Company intends to mount vigorous defenses to these lawsuits.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.